UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):   | |  is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Starwood Real Estate Securities, LLC
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830


Form 13F File Number:   028-12189
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Gottschalk
Title:            Chief Financial Officer and Chief Compliance Officer
Phone:            203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk             Greenwich, CT        August 14, 2008
-----------------------------------     -------------        ---------------
         [Signature]                    [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              1
                                                      ----------------------

Form 13F Information Table Entry Total:                        38
                                                      ----------------------

Form 13F Information Table Value Total:                     $361,011
                                                      ----------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name

1          28-12188                     Starwood Capital Group Management, LLC
-          --------                     --------------------------------------
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                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2008

-------------------------------------------------------------------------------------------------------------------------------
                                CLASS                     VALUE       SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                ------                    ------      -------  --- ---- -----------  -----       ----------------
NAME OF ISSUER                  TITLE          CUSIP     (X$1,000)    PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE  SHARED    NONE
--------------                  -----          -----     ---------    -------  --- ---- ----------  --------    ----  ------    ----
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP   COM             02503X105     4,019    241,525  SH       SOLE                   241,525
ANNALY CAP MGMT INC            COM             035710409     5,653    364,500  SH       SOLE                   364,500
APARTMENT INVT & MGMT CO       CL A            03748R101    13,106    384,800  SH       SOLE                   384,800
BIOMED REALTY TRUST INC        COM             09063H107     6,150    250,702  SH       SOLE                   250,702
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH  112585104    18,779    577,100  SH       SOLE                   577,100
COHEN & STEERS INC             COM             19247A100     1,818     70,000  SH       SOLE                    70,000
CORRECTIONS CORP OF AMER NEW   COM NEW         22025Y407    25,686    935,055  SH       SOLE                   935,055
EDUCATION RLTY TR INC          COM             28140H104     8,747    750,800  SH       SOLE                   750,800
EQUITY LIFESTYLE PPTYS INC     COM             29472R108    11,620    264,100  SH       SOLE                   264,100
EQUITY RESIDENTIAL             SH BEN INT      29476L107    14,175    370,400  SH       SOLE                   370,400
FEDERAL REALTY INVT TR         SH BEN INT NEW  313747206    22,363    324,100  SH       SOLE                   324,100
GLIMCHER RLTY TR               SH BEN INT      379302102     5,107    456,800  SH       SOLE                   456,800
HFF INC                        CL A            40418F108     1,559    274,000  SH       SOLE                   274,000
INTERSTATE HOTELS & RESRTS I   COM             46088S106     2,499    965,000  SH       SOLE                   965,000
JONES LANG LASALLE INC         COM             48020Q107    15,427    256,300  SH       SOLE                   256,300
KILROY RLTY CORP               COM             49427F108    11,043    234,800  SH       SOLE                   234,800
MACERICH CO                    COM             554382101    15,744    253,400  SH       SOLE                   253,400
MAGUIRE PPTYS INC              COM             559775101    11,244    923,900  SH       SOLE                   923,900
MARRIOTT INTERNATIONAL INC NEW CL A            571903202    18,308    697,700  SH       SOLE                   697,700
MFA MTG INVTS INC              COM             55272X102     8,328  1,277,300  SH       SOLE                 1,277,300
MORGANS HOTEL GROUP CO         COM             61748W108    10,048    975,524  SH       SOLE                   975,524
NRDC ACQUISITION CORP          UNIT 99/99/9999 62941R201     5,365    560,000  SH       SOLE                   560,000
NATIONAL RETAIL PROPERTIES I   COM             637417106     4,983    238,400  SH       SOLE                   238,400
ORIENT-EXPRESS HOTELS LTD      CL A            G67743107        63  1,441,800  SH       SHARED-OTHER    1                  1,441,800
PENN NATL GAMING INC           COM             707569109     1,598     49,700  SH       SOLE                    49,700
PENN NATL GAMING INC           COM             707569109     1,608     50,000  SH  PUT  SOLE                    50,000
POST PPTYS INC                 COM             737464107     6,926    232,800  SH       SOLE                   232,800
PROLOGIS                       SH BEN INT      743410102     4,984     91,700  SH       SOLE                    91,700
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT  751452202     3,656    178,003  SH       SOLE                   178,003
RED LION HOTELS CORP           COM             756764106       170     21,300  SH       SOLE                    21,300
SENIOR HSG PPTYS TR            SH BEN INT      81721M109     7,152    366,200  SH       SOLE                   366,200
SIMON PPTY GROUP INC NEW       COM             828806109    15,641    174,000  SH       SOLE                   174,000
SL GREEN RLTY CORP             COM             78440X101    19,588    236,800  SH       SOLE                   236,800
STRATEGIC HOTELS & RESORTS I   COM             86272T106     3,062    210,100  SH       SOLE                   210,100
SUNSTONE HOTEL INVS INC NEW    COM             867892101     4,581    144,700  SH       SOLE                   144,700
THOMAS PPTYS GROUP INC         COM             884453101    17,873  1,816,388  SH       SOLE                 1,816,388
U STORE IT TR                  COM             91274F104    11,904    996,115  SH       SOLE                   996,115
VORNADO RLTY TR                SH BEN INT      929042109    20,434    232,200  SH       SOLE                   232,200
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